Deferred Tax Assets Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Intangibles	$ (389.4)	$ (370.8)
Goodwill	(121.1)	(110.1)
Financial reporting amount of a subsidiary in excess of tax basis	(70.8)	(71.6)
Foreign earnings not permanently reinvested	(47.3)	(45.6)
Property and equipment	(6.2)	(13.4)
Other	(6.5)	(6.9)
Gross deferred tax liabilities	(641.3)	(618.4)
Net operating loss	40.1	40.0
Accounts receivable allowances	12.0	13.3
Inventory valuation	53.8	56.7
Pension and postretirement	35.6	41.5
Stock-based compensation	21.6	17.9
Other compensation and benefits	19.0	21.2
Operating reserves	59.2	60.6
Other	49.1	79.9
Gross deferred tax assets	290.4	331.1
Valuation allowance	(28.1)	(26.9)
Net deferred tax liability	$ (379.0)	$ (314.2)